Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2025

	Shares	Value
COMMON STOCKS† - 8.0%
Consumer, Non-cyclical - 1.9%
Dexcom, Inc.*,1	50,000	$ 4,038,500
PayPal Holdings, Inc.*,1	50,000	3,438,000
AbbVie, Inc.	18,000	3,402,360
Total Consumer, Non-cyclical		10,878,860
Communications - 1.7%
Meta Platforms, Inc. — Class A1	6,000	4,640,640
AT&T, Inc.[1]	100,000	2,741,000
Amazon.com, Inc.*,1	10,000	2,341,100
Total Communications		9,722,740
Technology - 1.7%
International Business Machines Corp.[1]	14,000	3,544,100
Broadcom, Inc.[1]	10,000	2,937,000
NVIDIA Corp.[1]	10,000	1,778,700
ServiceNow, Inc.*,1	1,238	1,167,582
Total Technology		9,427,382
Consumer, Cyclical - 1.5%
MGM Resorts International*,1	95,000	3,462,750
Cummins, Inc.[1]	7,000	2,573,340
Lowe's Companies, Inc.	10,000	2,235,700
Total Consumer, Cyclical		8,271,790
Energy - 0.7%
Diamondback Energy, Inc.[1]	25,000	3,716,500
Financial - 0.5%
JPMorgan Chase & Co.[1]	10,000	2,962,400
Total Common Stocks
(Cost $40,077,093)		44,979,672
CONVERTIBLE PREFERRED STOCKS† - 9.5%
Financial - 3.1%
Bank of America Corp.
7.25%[1]	4,741	5,784,864
KKR & Company, Inc.
6.25% due 03/01/28[1]	99,023	5,734,275
Apollo Global Management, Inc.
6.75% due 07/31/26[1]	33,501	2,552,315
Wells Fargo & Co.
7.50%[1]	2,077	2,460,290
Barclays Bank plc
4.91% due 05/07/27††,1,4	9,307	851,684
Total Financial		17,383,428
Industrial - 1.8%
Boeing Co.
6.00% due 10/15/27††,1	146,074	10,327,432
Utilities - 1.7%
NextEra Energy, Inc.
7.30% due 06/01/27[1]	115,917	5,568,653
6.93% due 09/01/25[1]	35,349	1,448,955
PG&E Corp.
6.00% due 12/01/27††,1	69,781	2,652,376
Total Utilities		9,669,984
Technology - 1.6%
Microchip Technology, Inc.
7.50% due 03/15/28[1]	84,075	5,289,158
Hewlett Packard Enterprise Co.
7.63% due 09/01/27[1]	62,395	3,743,700
Total Technology		9,032,858
Consumer, Non-cyclical - 1.1%
Shift4 Payments, Inc.
6.00% due 05/01/28[1]	46,538	5,475,894
BrightSpring Health Services, Inc.[1]	10,981	794,695
Total Consumer, Non-cyclical		6,270,589
Basic Materials - 0.2%
Albemarle Corp.
7.25% due 03/01/27[1]	25,162	851,734
Total Convertible Preferred Stocks
(Cost $48,288,025)		53,536,025
EXCHANGE-TRADED FUND***,† - 4.7%
Advent Convertible Bond ETF[1,5]	990,000	26,081,451
Total Exchange-Traded Fund
(Cost $25,070,691)		26,081,451
MONEY MARKET FUND***,† - 7.1%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 4.22%[1,2]	39,884,159	39,884,159
Total Money Market Fund
(Cost $39,884,159)		39,884,159
	Face Amount~	Value
CONVERTIBLE BONDS†† - 66.6%
Financial - 12.8%
Goldman Sachs Finance Corporation International Ltd.
due 05/07/30[1,3]	EUR 1,900,000	2,157,238
due 04/04/28[1,3]	2,000,000	2,140,000
due 03/07/30[1,3]	2,000,000	2,137,500
Welltower OP LLC
3.13% due 07/15/29[1,4]	4,531,000	6,277,701
Ping An Insurance Group Company of China Ltd.
0.88% due 07/22/29[1]	3,000,000	4,054,500
due 06/11/30[1,3]	HKD 15,000,000	2,105,732
Barclays Bank plc
1.00% due 02/16/29[1]	2,958,000	3,343,634
Coinbase Global, Inc.
0.25% due 04/01/30[1]	3,034,000	4,193,105
Riot Platforms, Inc.
0.75% due 01/15/30[1,4]	3,551,000	4,116,941
Ventas Realty, LP
3.75% due 06/01/26[1]	3,241,000	4,038,610
Citigroup Global Markets Holdings Incorporated/United States
0.80% due 02/05/30[1,4]	EUR 1,700,000	2,001,347
3.75% due 08/06/27[1]	1,850,000	2,000,220
Digital Realty Trust, LP
1.88% due 11/15/29[1,4]	3,435,000	3,629,421
SBI Holdings, Inc.
due 07/25/31[1,3]	JPY 400,000,000	3,515,731
Cleanspark, Inc.
due 06/15/30[1,3,4]	3,294,000	3,361,248
LEG Properties BV
1.00% due 09/04/30[1]	EUR 2,300,000	2,632,666
Core Scientific, Inc.
3.00% due 09/01/29[1,4]	1,045,000	1,531,341
due 06/15/31[1,3,4]	1,064,000	1,076,162

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 66.6% (continued)
Financial - 12.8% (continued)
Galaxy Digital Holdings, LP
2.50% due 12/01/29[1,4]	1,632,000	$2,352,989
Vonovia SE
0.88% due 05/20/32[1]	EUR 1,800,000	2,086,542
IREN Ltd.
3.50% due 12/15/29[1,4]	1,208,000	1,712,340
National Storage
3.63% due 09/19/29[1]	AUD 2,500,000	1,672,687
Euronext N.V.
1.50% due 05/30/32	EUR 1,400,000	1,648,497
PennyMac Corp.
8.50% due 06/01/29[4]	1,528,000	1,544,528
HAT Holdings I LLC / HAT Holdings II LLC
3.75% due 08/15/28[1,4]	1,307,000	1,493,248
Morgan Stanley Finance LLC
due 03/21/28[1,3]	1,200,000	1,350,000
Rexford Industrial Realty, LP
4.13% due 03/15/29[1,4]	1,028,000	1,008,468
SoFi Technologies, Inc.
1.25% due 03/15/29[1,4]	325,000	803,071
Bitdeer Technologies Group
4.88% due 07/01/31[1,4]	730,000	776,073
Upstart Holdings, Inc.
2.00% due 10/01/29[1,4]	239,000	477,426
Total Financial		71,238,966
Technology - 11.2%
Snowflake, Inc.
due 10/01/29[1,3,4]	4,719,000	7,323,298
MicroStrategy, Inc.
due 03/01/30[1,3,4]	4,491,000	5,278,383
0.88% due 03/15/31[1]	210,000	394,254
Akamai Technologies, Inc.
0.25% due 05/15/33[1,4]	4,830,000	4,888,371
ON Semiconductor Corp.
due 05/01/27[1,3]	3,139,000	3,863,827
Tyler Technologies, Inc.
0.25% due 03/15/26[1]	2,790,000	3,385,665
Rubrik, Inc.
due 06/15/30[1,3,4]	3,108,000	3,337,992
MKS, Inc.
1.25% due 06/01/30[1]	3,188,000	3,110,143
Progress Software Corp.
3.50% due 03/01/30[1]	2,947,000	3,060,459
Alkami Technology, Inc.
1.50% due 03/15/30[1,4]	3,048,000	3,058,132
Box, Inc.
1.50% due 09/15/29[1,4]	2,869,000	2,884,779
CyberArk Software Ltd.
due 06/15/30[1,3,4]	2,800,000	2,882,600
Lumentum Holdings, Inc.
1.50% due 12/15/29[1]	1,395,000	2,395,912
Workiva, Inc.
1.13% due 08/15/26[1]	1,865,000	1,951,722
Zscaler, Inc.
due 07/15/28[1,3,4]	1,853,000	1,811,308
Nutanix, Inc.
0.50% due 12/15/29[1,4]	1,474,000	1,660,756
Western Digital Corp.
3.00% due 11/15/28[1]	756,000	1,621,998
Parsons Corp.
2.63% due 03/01/29[1]	1,336,000	1,458,912
Xero Investments Ltd.
1.63% due 06/12/31[1]	1,100,000	1,365,603
Synaptics, Inc.
0.75% due 12/01/31[1,4]	1,407,000	1,329,615
Lenovo
2.50% due 08/26/29[1]	870,000	1,147,965
Vertex, Inc.
0.75% due 05/01/29[1]	937,000	1,080,478
Alphawave IP Group plc
3.75% due 03/01/30[1]	600,000	882,914
Semtech Corp.
1.63% due 11/01/27[1]	574,000	879,505
Five9, Inc.
1.00% due 03/15/29[1]	922,000	812,316
Seagate HDD Cayman
3.50% due 06/01/28[1]	361,000	700,475
Total Technology		62,567,382
Consumer, Cyclical - 10.1%
NCL Corporation Ltd.
0.88% due 04/15/30[1,4]	7,247,000	8,868,516
Carnival Corp.
5.75% due 12/01/27[1]	3,645,000	8,425,417
Burlington Stores, Inc.
1.25% due 12/15/27[1]	3,531,000	5,081,109
GameStop Corp.
due 06/15/32[1,3,4]	3,521,000	3,596,701
Meritage Homes Corp.
1.75% due 05/15/28[1]	3,004,000	2,985,167
Accor
0.70% due 12/07/27[1]	45,700**	2,930,866
Winnebago Industries, Inc.
3.25% due 01/15/30[1]	3,298,000	2,877,505
Anllian Capital 2 Ltd.
due 12/05/29[1,3]	EUR 2,200,000	2,656,488
TUI AG
1.95% due 07/26/31[1]	EUR 1,900,000	2,561,296
Rivian Automotive, Inc.
3.63% due 10/15/30[1]	2,086,000	1,807,780
4.63% due 03/15/29[1]	672,000	662,760
DraftKings Holdings, Inc.
due 03/15/28[1,3]	2,340,000	2,133,096
Daiwa House Industry Company Ltd.
due 03/29/30[1,3]	JPY 230,000,000	1,626,101
International Consolidated Airlines Group S.A.
1.13% due 05/18/28[1]	EUR 900,000	1,462,086
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1]	964,000	1,450,627
ANA Holdings, Inc.
due 12/10/31[1,3]	JPY 190,000,000	1,382,438
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	1,318,000	1,370,923

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 66.6% (continued)
Consumer, Cyclical - 10.1% (continued)
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1]	1,185,000	$1,118,640
H World Group Ltd.
3.00% due 05/01/26[1]	1,018,000	1,035,306
JetBlue Airways Corp.
2.50% due 09/01/29[1,4]	1,047,000	995,697
Freshpet, Inc.
3.00% due 04/01/28[1]	647,000	808,103
Peloton Interactive, Inc.
5.50% due 12/01/29[1]	391,000	734,298
Total Consumer, Cyclical		56,570,920
Communications - 9.7%
Uber Technologies, Inc.
0.88% due 12/01/28[1]	6,882,000	9,424,899
due 05/15/28[1,3,4]	3,629,000	4,055,144
BlackSky Technology, Inc.
8.25% due 08/01/33[1,4]	5,916,000	6,383,364
Alibaba Group Holding Ltd.
0.50% due 06/01/31[1]	3,772,000	5,020,532
due 07/09/32[1,3]	HKD 6,000,000	805,796
AST SpaceMobile, Inc.
2.38% due 10/15/32[1,4]	5,262,000	5,530,362
Spotify USA, Inc.
due 03/15/26[1,3]	3,350,000	4,241,100
MakeMyTrip Ltd.
due 07/01/30[1,3,4]	3,530,000	3,637,457
DoorDash, Inc.
due 05/15/30[1,3,4]	3,255,000	3,541,440
Trip.com Group Ltd.
0.75% due 06/15/29[1]	2,524,000	2,869,788
Grab Holdings Ltd.
due 06/15/30[1,3]	2,500,000	2,632,700
Baidu, Inc.
due 03/12/32[1,3]	1,600,000	1,564,800
Q2 Holdings, Inc.
0.75% due 06/01/26[1]	1,252,000	1,377,826
Wayfair, Inc.
3.50% due 11/15/28[1]	716,000	1,156,243
Lyft, Inc.
0.63% due 03/01/29[1]	815,000	836,190
Viavi Solutions, Inc.
1.63% due 03/15/26[1]	793,000	800,434
Snap, Inc.
0.50% due 05/01/30[1]	525,000	462,263
Total Communications		54,340,338
Consumer, Non-cyclical - 8.1%
Shift4 Payments, Inc.
0.50% due 08/01/27[1]	1,850,000	2,021,125
Exact Sciences Corp.
2.00% due 03/01/30[1,4]	5,267,000	5,085,289
Jazz Investments I Ltd.
3.13% due 09/15/30[1,4]	3,737,000	4,138,728
Lantheus Holdings, Inc.
2.63% due 12/15/27[1]	3,289,000	3,882,867
Integer Holdings Corp.
1.88% due 03/15/30[1,4]	3,139,000	3,085,637
Affirm Holdings, Inc.
0.75% due 12/15/29[1,4]	2,856,000	3,028,788
Halozyme Therapeutics, Inc.
1.00% due 08/15/28[1]	2,014,000	2,486,367
Alphatec Holdings, Inc.
0.75% due 03/15/30[1,4]	2,282,000	2,256,213
Telix Pharmaceuticals Ltd.
2.38% due 07/30/29[1]	AUD 2,600,000	1,941,429
Tempus AI, Inc.
0.75% due 07/15/30[1,4]	1,724,000	1,724,862
Shoucheng Holdings Ltd.
0.75% due 07/07/26[1]	1,400,000	1,603,700
Enovis Corp.
3.88% due 10/15/28[1]	1,677,000	1,603,212
Dexcom, Inc.
0.38% due 05/15/28[1]	1,685,000	1,570,420
QIAGEN N.V.
2.50% due 09/10/31[1]	1,400,000	1,520,372
Elis S.A.
2.25% due 09/22/29[1]	EUR 800,000	1,442,700
Global Payments, Inc.
1.50% due 03/01/31[4]	1,323,000	1,202,028
Ionis Pharmaceuticals, Inc.
1.75% due 06/15/28[1]	1,071,000	1,177,077
Oddity Finance LLC
due 06/15/30[1,3,4]	1,000,000	1,056,875
Travere Therapeutics, Inc.
2.25% due 03/01/29[1]	1,023,000	989,975
Tandem Diabetes Care, Inc.
1.50% due 03/15/29[1]	1,046,000	971,154
Herbalife Ltd.
4.25% due 06/15/28[1]	972,000	908,820
Bridgebio Pharma, Inc.
1.75% due 03/01/31[1,4]	587,000	729,348
Repligen Corp.
1.00% due 12/15/28[1]	738,000	718,812
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29[1]	269,000	483,460
Total Consumer, Non-cyclical		45,629,258
Industrial - 5.8%
Astronics Corp.
5.50% due 03/15/30[1,4]	2,000,000	3,647,277
Hon Hai Precision Industry Company Ltd.
due 08/05/26[1,3]	3,000,000	3,615,000
Tetra Tech, Inc.
2.25% due 08/15/28[1]	2,769,000	3,155,691
Schneider Electric SE
1.97% due 11/27/30[1]	EUR 2,100,000	3,053,127
MTU Aero Engines AG
0.05% due 03/18/27[1]	EUR 1,900,000	2,484,339
Vinci SA
0.70% due 02/18/30[1]	EUR 2,000,000	2,409,711
Fluor Corp.
1.13% due 08/15/29[1]	1,582,000	2,223,105
Itron, Inc.
1.38% due 07/15/30[1]	1,657,000	1,911,094
Rocket Lab USA, Inc.
4.25% due 02/01/29[1,4]	147,000	1,319,601

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 66.6% (continued)
Industrial - 5.8% (continued)
SPIE S.A.
2.00% due 01/17/28[1]	EUR 700,000	$1,294,569
Rheinmetall AG
2.25% due 02/07/30[1]	EUR 200,000	1,288,354
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,000,000	1,207,022
AeroVironment, Inc.
due 07/15/30[1,3]	938,000	1,056,094
SF Holding Investment 2023 Ltd.
due 07/08/26[1,3]	HKD 8,000,000	1,051,485
Daifuku Company Ltd.
due 09/13/30[3]	JPY 100,000,000	858,833
Xometry, Inc.
0.75% due 06/15/30[1,4]	804,000	808,824
Mirion Technologies, Inc.
0.25% due 06/01/30[1,4]	459,000	542,767
Vishay Intertechnology, Inc.
2.25% due 09/15/30[1]	487,000	445,362
Total Industrial		32,372,255
Utilities - 4.0%
PPL Capital Funding, Inc.
2.88% due 03/15/28[1]	3,582,000	3,993,930
Southern Co.
3.25% due 06/15/28[1,4]	2,651,000	2,680,161
4.50% due 06/15/27[1]	740,000	829,022
FirstEnergy Corp.
3.88% due 01/15/31[1,4]	3,352,000	3,474,348
CMS Energy Corp.
3.38% due 05/01/28[1]	3,044,000	3,345,356
Duke Energy Corp.
4.13% due 04/15/26[1]	3,010,000	3,227,472
UGI Corp.
5.00% due 06/01/28[1]	1,348,000	1,849,321
TXNM Energy, Inc.
5.75% due 06/01/54[1]	1,177,000	1,545,519
PG&E Corp.
4.25% due 12/01/27[1]	929,000	927,607
CenterPoint Energy, Inc.
4.25% due 08/15/26[1]	697,000	776,806
Total Utilities		22,649,542
Energy - 3.7%
Peabody Energy Corp.
3.25% due 03/01/28[1]	3,291,000	3,719,817
Northern Oil and Gas, Inc.
3.63% due 04/15/29[1]	3,131,000	3,257,023
Saipem SpA
2.88% due 09/11/29[1]	EUR 1,800,000	2,996,242
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 2,100,000	2,702,800
XPLR Infrastructure, LP
2.50% due 06/15/26[1,4]	2,381,000	2,288,855
Golar LNG Ltd.
2.75% due 12/15/30[1,4]	1,745,000	1,781,209
Array Technologies, Inc.
2.88% due 07/01/31[1,4]	1,584,000	1,668,744
Solaris Energy Infrastructure, Inc.
4.75% due 05/01/30[1]	677,000	1,013,385
Northern Oil & Gas, Inc.
3.63% due 04/15/29[1,4]	717,000	745,859
Nabors Industries, Inc.
1.75% due 06/15/29[1]	997,000	615,648
Total Energy		20,789,582
Basic Materials - 1.2%
Gold Pole Capital Company Ltd.
1.00% due 06/25/29[1]	2,700,000	3,272,400
LG Chem Ltd.
1.75% due 06/16/28[1]	1,500,000	1,763,625
KCC Corp.
1.75% due 07/10/30[1]	1,100,000	1,182,500
Lithium Argentina AG
1.75% due 01/15/27[1]	787,000	666,982
Total Basic Materials		6,885,507
Total Convertible Bonds
(Cost $338,990,056)		373,043,750
CORPORATE BONDS†† - 62.8%
Consumer, Non-cyclical - 16.2%
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[1,4]	3,285,000	2,850,997
7.88% due 05/15/34[1,4]	3,000,000	2,695,733
Kedrion SpA
6.50% due 09/01/29[1,4]	4,072,000	3,943,244
Insulet Corp.
6.50% due 04/01/33[1,4]	3,731,000	3,837,606
GEO Group, Inc.
8.63% due 04/15/29[1]	3,591,000	3,818,302
Edgewell Personal Care Co.
4.13% due 04/01/29[1,4]	3,669,000	3,474,825
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	3,437,000	3,436,825
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,4]	3,502,000	3,432,516
Prime Healthcare Services, Inc.
9.38% due 09/01/29[1,4]	3,449,000	3,430,531
Viking Baked Goods Acquisition Corp.
8.63% due 11/01/31[1,4]	3,356,000	3,299,009
TriNet Group, Inc.
3.50% due 03/01/29[1,4]	3,457,000	3,219,942
DaVita, Inc.
4.63% due 06/01/30[1,4]	3,198,000	3,053,761
Charles River Laboratories International, Inc.
3.75% due 03/15/29[1,4]	3,206,000	3,023,211
Adtalem Global Education, Inc.
5.50% due 03/01/28[1,4]	2,999,000	2,965,386
Service Corporation International
3.38% due 08/15/30[1]	3,089,000	2,817,931
Post Holdings, Inc.
4.63% due 04/15/30[1,4]	2,778,000	2,656,708

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 62.8% (continued)
Consumer, Non-cyclical - 16.2% (continued)
Primo Water Holdings Incorporated / Triton Water Holdings Inc
4.38% due 04/30/29[1,4]	2,664,000	$2,572,646
Teva Pharmaceutical Finance Netherlands III BV
6.75% due 03/01/28[1]	2,410,000	2,492,945
1261229 BC Ltd.
10.00% due 04/15/32[1,4]	2,407,000	2,452,044
Mobius Merger Sub, Inc.
9.00% due 06/01/30[1,4]	2,603,000	2,403,683
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,391,000	2,300,958
OT Midco, Inc.
10.00% due 02/15/30[1,4]	2,806,000	2,293,849
Central Garden & Pet Co.
4.13% due 04/30/31[1,4]	2,463,000	2,285,424
CHS/Community Health Systems, Inc.
5.25% due 05/15/30[1,4]	2,591,000	2,269,016
Veritiv Operating Co.
10.50% due 11/30/30[1,4]	2,084,000	2,261,782
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75% due 01/15/29[1,4]	2,277,000	2,236,167
AdaptHealth LLC
5.13% due 03/01/30[1,4]	2,350,000	2,210,449
AMN Healthcare, Inc.
4.63% due 10/01/27[1,4]	2,255,000	2,210,025
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.75% due 04/17/32[1,4]	2,152,000	2,082,985
Encompass Health Corp.
4.63% due 04/01/31[1]	2,158,000	2,062,941
Varex Imaging Corp.
7.88% due 10/15/27[1,4]	1,954,000	1,991,159
Brink's Co.
6.75% due 06/15/32[1,4]	1,699,000	1,751,837
Deluxe Corp.
8.13% due 09/15/29[1,4]	1,496,000	1,542,291
Cimpress plc
7.38% due 09/15/32[1,4]	1,506,000	1,474,027
Total Consumer, Non-cyclical		90,850,755
Communications - 11.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30[1,4]	4,215,000	4,019,003
5.13% due 05/01/27[1,4]	1,685,000	1,672,778
Sirius XM Radio LLC
4.13% due 07/01/30[1,4]	3,180,000	2,905,717
4.00% due 07/15/28[1,4]	2,156,000	2,056,544
Level 3 Financing, Inc.
4.88% due 06/15/29[1,4]	2,649,000	2,496,682
10.75% due 12/15/30[1,4]	1,687,000	1,904,201
6.88% due 06/30/33[1,4]	268,000	271,622
Match Group Holdings II LLC
4.13% due 08/01/30[1,4]	4,391,000	4,099,346
Rakuten Group, Inc.
9.75% due 04/15/29[1,4]	3,685,000	4,056,224
Ciena Corp.
4.00% due 01/31/30[1,4]	3,680,000	3,481,228
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,4]	3,485,000	3,466,207
Nexstar Media, Inc.
4.75% due 11/01/28[1,4]	3,302,000	3,212,107
Viasat, Inc.
5.63% due 04/15/27[1,4]	1,698,000	1,691,582
7.50% due 05/30/31[1,4]	1,599,000	1,389,823
Acuris Finance US Incorporated / Acuris Finance SARL
9.00% due 08/01/29[1,4]	2,989,000	3,052,210
Neptune Bidco US, Inc.
9.29% due 04/15/29[1,4]	3,006,000	2,912,363
CommScope LLC
9.50% due 12/15/31[1,4]	2,689,000	2,832,746
McGraw-Hill Education, Inc.
7.38% due 09/01/31[1,4]	2,491,000	2,591,029
Connect Finco SARL / Connect US Finco LLC
9.00% due 09/15/29[1,4]	2,218,000	2,242,283
Discovery Communications LLC
3.95% due 03/20/28[1]	2,150,000	2,068,031
Stagwell Global LLC
5.63% due 08/15/29[1,4]	2,086,000	2,007,134
Sable International Finance Ltd.
7.13% due 10/15/32[1,4]	1,997,000	2,006,240
Cable One, Inc.
4.00% due 11/15/30[1,4]	2,187,000	1,681,497
Directv Financing LLC
8.88% due 02/01/30[1,4]	1,593,000	1,559,531
Vmed O2 UK Financing I plc
7.75% due 04/15/32[1,4]	1,187,000	1,238,248
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50% due 06/01/41[1]	1,679,000	1,196,334
C&W Senior Finance Ltd.
9.00% due 01/15/33[1,4]	530,000	547,059
Total Communications		62,657,769
Financial - 7.4%
Freedom Mortgage Corp.
12.25% due 10/01/30[1,4]	3,912,000	4,330,971
Acrisure LLC / Acrisure Finance, Inc.
7.50% due 11/06/30[1,4]	3,215,000	3,323,460
6.75% due 07/01/32[1,4]	134,000	135,759
OneMain Finance Corp.
6.63% due 01/15/28[1]	3,374,000	3,456,363
Iron Mountain, Inc.
4.50% due 02/15/31[1,4]	3,550,000	3,360,691

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 62.8% (continued)
Financial - 7.4% (continued)
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[1,4]	2,675,000	$2,764,695
6.75% due 05/01/33[1,4]	533,000	546,045
Uniti Group Limited Partnership / Uniti Group Finance Incorporated / CSL Capital LLC
10.50% due 02/15/28[1,4]	3,124,000	3,301,253
Enova International, Inc.
9.13% due 08/01/29[1,4]	1,684,000	1,766,189
11.25% due 12/15/28[1,4]	1,172,000	1,248,432
Armor Holdco, Inc.
8.50% due 11/15/29[1,4]	3,080,000	2,963,587
Burford Capital Global Finance LLC
6.88% due 04/15/30[4]	1,614,000	1,613,577
7.50% due 07/15/33[1,4]	1,318,000	1,327,951
Osaic Holdings, Inc.
8.00% due 08/01/33[4]	2,420,000	2,461,823
6.75% due 08/01/32[4]	269,000	272,441
Stonex Escrow Issuer LLC
6.88% due 07/15/32[1,4]	2,685,000	2,734,187
Planet Financial Group LLC
10.50% due 12/15/29[1,4]	2,410,000	2,461,485
PRA Group, Inc.
5.00% due 10/01/29[1,4]	2,145,000	1,984,145
Anywhere Real Estate Group LLC / Anywhere Company-Issuer Corp.
7.00% due 04/15/30[1,4]	1,590,000	1,529,672
Total Financial		41,582,726
Consumer, Cyclical - 7.2%
MGM Resorts International
5.50% due 04/15/27[1]	3,992,000	4,005,461
Bath & Body Works, Inc.
6.88% due 11/01/35[1]	3,448,000	3,553,678
Latam Airlines Group S.A.
7.88% due 04/15/30[1,4]	2,943,000	3,048,212
7.63% due 01/07/31[1,4]	268,000	277,112
Hilton Domestic Operating Company, Inc.
5.88% due 04/01/29[1,4]	2,642,000	2,689,059
5.75% due 09/15/33[1,4]	538,000	538,982
NCL Corporation Ltd.
5.88% due 02/15/27[1,4]	3,196,000	3,206,144
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29[1,4]	3,022,000	2,944,852
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,4]	2,811,000	2,599,444
Phinia, Inc.
6.75% due 04/15/29[1,4]	2,305,000	2,374,931
Live Nation Entertainment, Inc.
3.75% due 01/15/28[1,4]	2,404,000	2,343,073
Champ Acquisition Corp.
8.38% due 12/01/31[1,4]	2,169,000	2,300,105
Staples, Inc.
10.75% due 09/01/29[1,4]	2,414,000	2,280,286
Kontoor Brands, Inc.
4.13% due 11/15/29[1,4]	2,255,000	2,096,212
Warnermedia Holdings, Inc.
4.05% due 03/15/29[1]	2,150,000	2,019,613
Muvico LLC
15.00% due 02/19/29[1,4]	1,612,000	1,737,784
S&S Holdings LLC
8.38% due 10/01/31[1,4]	1,606,000	1,542,570
Chow Tai Fook Jewellery Group Ltd.
0.38% due 06/30/30[1]	HKD 8,000,000	1,035,928
Total Consumer, Cyclical		40,593,446
Energy - 6.6%
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
8.63% due 06/15/29[1,4]	3,321,000	3,522,153
Civitas Resources, Inc.
8.75% due 07/01/31[1,4]	3,255,000	3,297,439
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
7.38% due 02/15/29[1,4]	3,156,000	3,240,997
Venture Global LNG, Inc.
8.38% due 06/01/31[1,4]	2,891,000	2,992,356
CNX Resources Corp.
7.38% due 01/15/31[1,4]	2,711,000	2,796,670
Venture Global Plaquemines LNG LLC
6.50% due 01/15/34[1,4]	2,689,000	2,768,127
Parkland Corp.
4.63% due 05/01/30[1,4]	2,822,000	2,708,879
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28[1,4]	2,410,000	2,556,746
Harvest Midstream I, LP
7.50% due 09/01/28[1,4]	2,432,000	2,463,652
Howard Midstream Energy Partners LLC
7.38% due 07/15/32[1,4]	2,378,000	2,460,983
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
7.88% due 05/15/32[1]	2,238,000	2,317,120
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,4]	2,330,000	2,239,320
Vermilion Energy, Inc.
6.88% due 05/01/30[1,4]	2,197,000	2,137,398

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 62.8% (continued)
Energy - 6.6% (continued)
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
9.75% due 07/15/28[1,4]	1,856,000	$1,783,143
Total Energy		37,284,983
Technology - 5.1%
Diebold Nixdorf, Inc.
7.75% due 03/31/30[1,4]	3,449,000	3,666,932
Open Text Corp.
3.88% due 12/01/29[1,4]	3,536,000	3,312,429
Playtika Holding Corp.
4.25% due 03/15/29[1,4]	3,388,000	3,101,016
ASGN, Inc.
4.63% due 05/15/28[1,4]	3,013,000	2,940,760
Cloud Software Group, Inc.
6.50% due 03/31/29[1,4]	2,690,000	2,719,569
Ahead DB Holdings LLC
6.63% due 05/01/28[1,4]	2,632,000	2,651,790
Seagate Data Storage Technology Pte Ltd.
4.09% due 06/01/29[1,4]	2,135,000	2,046,114
Xerox Holdings Corp.
5.50% due 08/15/28[1,4]	3,055,000	2,044,867
McAfee Corp.
7.38% due 02/15/30[1,4]	1,940,000	1,801,017
Pagaya US Holdings Company LLC
8.88% due 08/01/30[1,4]	1,749,000	1,740,309
CoreWeave, Inc.
9.25% due 06/01/30[1,4]	1,338,000	1,346,520
Crane NXT Co.
4.20% due 03/15/48[1]	1,687,000	988,739
Total Technology		28,360,062
Industrial - 4.6%
FTAI Aviation Investors LLC
5.50% due 05/01/28[1,4]	2,135,000	2,131,434
7.00% due 06/15/32[1,4]	1,733,000	1,796,266
Energizer Holdings, Inc.
4.38% due 03/31/29[1,4]	3,277,000	3,111,345
GFL Environmental, Inc.
4.00% due 08/01/28[1,4]	3,180,000	3,084,734
Beacon Mobility Corp.
7.25% due 08/01/30[1,4]	2,955,000	3,012,857
Maxam Prill SARL
7.75% due 07/15/30[1,4]	2,390,000	2,339,354
Axon Enterprise, Inc.
6.25% due 03/15/33[1,4]	1,065,000	1,093,723
6.13% due 03/15/30[1,4]	1,065,000	1,092,746
Quikrete Holdings, Inc.
6.38% due 03/01/32[1,4]	2,126,000	2,182,020
Star Leasing Company LLC
7.63% due 02/15/30[1,4]	1,865,000	1,841,705
Rand Parent LLC
8.50% due 02/15/30[1,4]	1,608,000	1,618,748
Cornerstone Building Brands, Inc.
9.50% due 08/15/29[1,4]	1,613,000	1,480,083
Advanced Drainage Systems, Inc.
5.00% due 09/30/27[1,4]	759,000	751,891
Total Industrial		25,536,906
Basic Materials - 3.9%
First Quantum Minerals Ltd.
6.88% due 10/15/27[1,4]	3,201,000	3,208,698
Fortescue Treasury Pty Ltd.
5.88% due 04/15/30[1,4]	2,650,000	2,686,628
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,4]	2,552,000	2,558,132
Mineral Resources Ltd.
9.25% due 10/01/28[1,4]	2,314,000	2,423,077
Olin Corp.
6.63% due 04/01/33[1,4]	2,421,000	2,360,055
Ingevity Corp.
3.88% due 11/01/28[1,4]	2,378,000	2,261,594
WE Soda Investments Holding plc
9.38% due 02/14/31[1,4]	2,122,000	2,221,622
Alumina Pty Ltd.
6.13% due 03/15/30[1,4]	2,129,000	2,154,420
Cleveland-Cliffs, Inc.
7.50% due 09/15/31[1,4]	1,583,000	1,581,924
Vibrantz Technologies, Inc.
9.00% due 02/15/30[1,4]	1,069,000	686,508
Total Basic Materials		22,142,658
Utilities - 0.6%
NRG Energy, Inc.
3.63% due 02/15/31[1,4]	3,525,000	3,229,233
Total Corporate Bonds
(Cost $346,618,195)		352,238,538
ASSET-BACKED SECURITIES†† - 2.8%
Collaterlized Loan Obligations - 2.8%
Dryden 49 Senior Loan Fund
2021-49A, 7.99% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/18/30◊,4	4,000,000	4,005,752
Pikes Peak CLO 15 2023 Ltd.
2023-15A, 8.78% (3 Month Term SOFR + 4.45%, Rate Floor: 4.45%) due 10/20/36◊,1,4	3,000,000	3,021,666
OZLM XXIV Ltd.
2021-24A, 7.99% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/20/32◊,1,4	2,500,000	2,502,027
Sound Point CLO XXVII Ltd.
2021-2A, 7.93% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 10/25/34◊,1,4	2,500,000	2,440,618

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 2.8% (continued)
Collateralized Loan Obligations - 2.8% (continued)
Katayma CLO I Ltd.
2023-1A, 9.58% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/20/36◊,4	2,000,000	$2,017,342
Empower CLO Ltd.
2023-2A, 9.72% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 07/15/36◊,4	1,500,000	1,508,727
Total Collaterlized Loan Obligations		15,496,132
Total Asset-Backed Securities
(Cost $15,020,570)		15,496,132
SENIOR FLOATING RATE INTERESTS††,◊ - 1.5%
Consumer, Cyclical - 0.6%
Alterra Mountain Co.
7.10% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/28	2,179,559	2,183,646
American Greetings Corp.
10.10% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/30/29	1,092,767	1,095,954
Total Consumer, Cyclical		3,279,600
Industrial - 0.5%
TransDigm, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/24/28	2,870,083	2,879,870
Technology - 0.4%
Boxer Parent Company, Inc.
7.35% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	2,244,375	2,243,323
Total Senior Floating Rate Interests
(Cost $8,335,628)		8,402,793
Total Investments - 163.0%
(Cost $862,284,417)		$ 913,662,520
Other Assets & Liabilities, net - (63.0)%		(353,031,990)
Total Net Assets - 100.0%		$ 560,630,530

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	JPY	Sell	1,334,217,600	9,293,032 USD	09/09/25	$386,274
Bank of New York Mellon	EUR	Sell	37,274,920	43,075,463 USD	09/09/25	294,448
Bank of New York Mellon	AUD	Sell	5,929,184	3,880,734 USD	09/09/25	60,260
Bank of New York Mellon	HKD	Sell	40,397,500	5,173,859 USD	09/09/25	8,353
Bank of New York Mellon	HKD	Buy	3,178,110	406,342 USD	09/09/25	33
Bank of New York Mellon	JPY	Buy	193,474,900	1,329,063 USD	09/09/25	(37,494)
Bank of New York Mellon	EUR	Buy	3,292,182	3,838,343 USD	09/09/25	(59,854)
						$652,020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at July 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2025, the total value of securities segregated was $873,560,363.
2	Rate indicated is the 7-day yield as of July 31, 2025.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

3	Zero coupon rate security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $478,025,504 (cost $460,354,535), or 85.3% of total net assets.
5	Affiliated issuer.

AUD — Australian Dollar
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 44,979,672	$ —	$ —	$ 44,979,672
Convertible Preferred Stocks	39,704,533	13,831,492	—	53,536,025
Exchange-Traded Fund	26,081,451	—	—	26,081,451
Money Market Fund	39,884,159	—	—	39,884,159
Convertible Bonds	—	373,043,750	—	373,043,750
Corporate Bonds	—	352,238,538	—	352,238,538
Asset-Backed Securities	—	15,496,132	—	15,496,132
Senior Floating Rate Interests	—	8,402,793	—	8,402,793
Forward Foreign Currency Exchange Contracts**	—	749,368	—	749,368
Total Assets	$ 150,649,815	$ 763,762,073	$ —	$ 914,411,888

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 97,348	$ —	$ 97,348

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for the breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $192,022,837 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended July 31, 2025.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Advent Capital Management (“Advent”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain investment companies managed by Advent. Additional information about the affiliated fund, including the prospectus, is available at https://www.adventetf.com/#literature.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

Transactions during the period ended July 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 10/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 07/31/25	Shares 07/31/25	Investment Income
Exchange-Traded Fund
Advent Convertible Bond ETF	$–	$25,057,691	$–	$–	$1,023,760	$26,081,451	990,000	$–

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2025

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Advent Capital Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee (the “Valuation Committee”), in the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depository Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

Commercial paper and discount notes are valued based on prices provided by independent third-party pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Asset-back securities (“ABS”) and other structured finance securities are generally valued using an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service which uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the closing price, or if not traded that day at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Fund's investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2, as indicated in this report.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At July 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 865,936,324	$ 57,560,926	$ (9,182,710)	$ 48,378,216

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2025

Note 5 - Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund's investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	July 31, 2025

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.